INVENTORIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory write down	$ 0	$ 0	$ 51,034	$ 0	$ 0	$ 572,928